Statement Of Stockholder's Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings	Accumulated other comprehensive income (loss)	Treasury Stock
Balance, shares at Dec. 31, 2019		5,449,857	15
Balance, amount at Dec. 31, 2019	$ 68,894,679	$ 13,624,643	$ 1,500,000	$ 33,464,381	$ 22,667,949	$ 260,483	$ (2,622,777)
Net Income (Loss)	10,758,502	0	0	0	10,758,502	0	0
Other comprehensive income	654,865	0	0	0	0	654,865	0
Total comprehensive income	11,413,367
Cash dividends declared - common stock	(4,004,030)	0	0	0	(4,004,030)	0	0
Cash dividends declared - preferred stock	(54,375)	$ 0	0	0	(54,375)	0	0
Issuance of common stock, shares		77,523
Issuance of common stock, amount	1,039,072	$ 193,807	$ 0	845,265	0	0	0
Balance, shares at Dec. 31, 2020		5,527,380	15
Balance, amount at Dec. 31, 2020	77,288,713	$ 13,818,450	$ 1,500,000	34,309,646	29,368,046	915,348	(2,622,777)
Net Income (Loss)	13,138,338	0	0	0	13,138,338	0	0
Other comprehensive income	(2,082,319)	0	0	0	0	(2,082,319)	0
Total comprehensive income	11,056,019	0
Cash dividends declared - common stock	(4,699,529)	0	0	0	(4,699,529)	0	0
Cash dividends declared - preferred stock	(48,750)	$ 0	$ 0	0	(48,750)	0	0
Issuance of common stock, shares		60,559	0
Issuance of common stock, amount	1,163,815	$ 151,398	$ 0	1,012,417	0	0	0
Balance, shares at Dec. 31, 2021		5,587,939	15
Balance, amount at Dec. 31, 2021	$ 84,760,268	$ 13,969,848	$ 1,500,000	$ 35,322,063	$ 37,758,105	$ (1,166,971)	$ (2,622,777)